Schedule of Investments (unaudited)
December 31, 2020
BATS: Series P Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Fixed-Income Funds — 39.1%
BATS: Series S Portfolio(a)	944,549	$ 9,209,352
Total Investments — 39.1% (Cost: $9,031,295)		9,209,352
Other Assets Less Liabilities — 60.9%		14,338,145
Net Assets — 100.0%		$ 23,547,497
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BATS: Series S Portfolio	$ 12,236,936	$ —	$ (3,702,090)	$ (18,711)	$ 693,217	$ 9,209,352	944,549	$ 211,705	$ —
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	259	03/22/21	$ 35,762	$ 37,184
U.S. Ultra Treasury Bonds	9	03/22/21	1,922	(24,203)
U.S. Treasury Notes (5 Year)	70	03/31/21	8,832	19,837
				32,818
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	72	03/22/21	11,258	30,815
U.S. Treasury Notes (2 Year)	24	03/31/21	5,303	(5,124)
				25,691
				$ 58,509
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.05%	At Termination	1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	10/21/22	USD	3,287	$ 1,902	$ —	$ 1,902
Secured Overnight Financing Rate 0.07%	At Termination	0.05%	At Termination	10/21/22	USD	3,287	(1,158)	—	(1,158)
0.18%	At Termination	1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	10/21/25	USD	3,167	9,413	—	9,413
Secured Overnight Financing Rate 0.07%	At Termination	0.17%	At Termination	10/21/25	USD	3,167	(7,353)	—	(7,353)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series P Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR, 0.24%	Quarterly	1.88%	Semi-Annual	04/30/26	USD	5,450	$ 425,487	$ 59	$ 425,428
2.23%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/24/27	USD	26,460	(2,843,852)	383	(2,844,235)
2.27%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	05/18/27	USD	6,500	(711,367)	94	(711,461)
2.23%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	08/11/27	USD	3,850	(440,863)	61	(440,924)
2.90%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	11/15/27	USD	11,152	(1,758,967)	(691)	(1,758,276)
3.18%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	05/21/28	USD	7,500	(1,388,196)	111	(1,388,307)
0.56%	At Termination	1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	10/21/30	USD	336	5,121	—	5,121
Secured Overnight Financing Rate 0.07%	At Termination	0.53%	At Termination	10/21/30	USD	336	(4,740)	—	(4,740)
0.75%	At Termination	Secured Overnight Financing Rate 0.07%	At Termination	10/21/35	USD	22	597	—	597
1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	0.79%	At Termination	10/21/35	USD	22	(616)	—	(616)
0.84%	At Termination	Secured Overnight Financing Rate 0.07%	At Termination	10/21/40	USD	39	1,567	—	1,567
1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	0.91%	At Termination	10/21/40	USD	39	(1,536)	—	(1,536)
0.81%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/07/50	USD	1,400	207,206	—	207,206
0.91%	At Termination	Secured Overnight Financing Rate 0.07%	At Termination	10/21/50	USD	22	1,361	—	1,361
1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	0.99%	At Termination	10/21/50	USD	22	(1,306)	—	(1,306)
							$ (6,507,300)	$ 17	$ (6,507,317)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series P Portfolio
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 9,209,352	$ —	$ —	$ 9,209,352
	$ 9,209,352	$ —	$ —	$ 9,209,352
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 87,836	$ 652,595	$ —	$ 740,431
Liabilities
Interest Rate Contracts	(29,327)	(7,159,912)	—	(7,189,239)
	$ 58,509	$ (6,507,317)	$ —	$ (6,448,808)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
LIBOR	London Interbank Offered Rate
3